ACCOUNTING POLICIES - SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2019
Atento Luxco Midco, S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento S.A.
Atento Luxco 1, S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco Midco, S.à.r.l
Atalaya Luxco 2. S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atalaya Luxco 3. S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	0.00%
Name of parent entity	Atento Luxco 1. S.A.
Atento Argentina. S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Buenos Aires (Argentina)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	85.97%
Name of parent entity	Atento Luxco 3. S.A. (2017 and 2018)/ Atento Luxco 1. S.A. (2019)
Global Rossolimo. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios Espana S.A.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco 2. S.A.U.
Atento Servicios Tecnicos y Consultoria S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Execution of technological projects and services, and consultancy services
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Barcelona (Spain)
Description of nature of entity's operations and principal activities	Management of specialized employment centers for disabled workers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Execution of technological projects and services, and consultancy services
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Teleservicios España. S.A.U.
Atento B V [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Amsterdam (Netherlands)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco 2. S.A.U.
Teleatento del Peru. S.A.C [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Lima (Peru)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	83.3333%
Name of parent entity	Atento B.V.
Woknal. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Montevideo (Uruguay)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento B.V.
Atento Colombia. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.00854%
Name of parent entity	Atento Servicios Técnicos y Consultoría. S.L.U.
Atento Holding Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.9999%
Name of parent entity	Atento B.V.
Atento Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.99%
Name of parent entity	Atento Holding Chile. S.A.
Atento Educacion Limitada [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.00%
Name of parent entity	Atento Chile. S.A.
Atento Centro de Formacion Tecnica [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.00%
Name of parent entity	Atento Chile. S.A.
Atento Spain Holdco 4. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Brasil S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.999%
Name of parent entity	Atento Spain Holdco 4. S.A.U.
R Brasil Solucoes S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Brasil. S.A.
Atento Spain Holdco 5. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.966%
Name of parent entity	Atento Spain Holdco 5. S.L.U.
Atento Puerto Rico. Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guaynabo (Puerto Rico)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Houston, Texas (USA)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panama. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama City
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atencion y Servicios. S.A. de [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Administrative, professional and consultancy services
Proportion of ownership interest in subsidiary	99.998%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Servicios. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Sale of goods and services
Proportion of ownership interest in subsidiary	99.998%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Centroamerica. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.9999%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento de Guatemala. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.99999%
Name of parent entity	Atento Centroamérica. S.A.
Atento El Salvador. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	City of San Salvador (El Salvador)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	92.5946%
Name of parent entity	Atento de Guatemala. S.A.
Atento Nicaragua S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nicaragua
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	95.65%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Costa Rica S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Costa Rica
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.999%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Interservicer - Servicos de BPO Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brasil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Nova Interfile e Holding Ltda.
Interfile Servicos de BPO Ltda[member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brasil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Nova Interfile e Holding Ltda.
Nova Interfile Holding Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brasil)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Brasil. S.A.